                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     9/30/08
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                     11/14/08
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $348,734
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

             Form 13F Information Table - Birinyi Associates 9/30/08

              Column 1                    Column 2        Column 3  Column 4          Column 5          Column 6       Column 8
------------------------------------ ------------------- --------- --------- ------------------------- ---------- ------------------
                                                                                                                   Voting authority
               Name of                                               Value   Shrs or                   Investment ------------------
               Issuer                  Title of class      CUSIP   (x $1000) prn amt  SH/PRN  Put/Call discretion  Sole  Shared None
------------------------------------ ------------------- --------- --------- ------- -------- -------- ---------- ------ ------ ----
3M Co                                   COMMON STOCK     88579Y101  $   499    7,300                      SOLE     7,300
AllianceBernstein Holding LP         LIMITED PARTNERSHIP 01881G106  $   481   13,000                      SOLE    13,000
Altria Group Inc                        COMMON STOCK     02209S103  $   577   29,100                      SOLE    29,100
American Express Co                     COMMON STOCK     025816109  $ 1,716   48,433                      SOLE    48,433
Amgen Inc                               COMMON STOCK     031162100  $   363    6,122                      SOLE     6,122
Annaly Capital Management Inc               REIT         035710409  $   182   13,500                      SOLE    13,500
Apple Inc                               COMMON STOCK     037833100  $ 6,838   60,158                      SOLE    60,158
AT&T Inc                                COMMON STOCK     00206R102  $   468   16,750                      SOLE    16,750
Baidu.com                                    ADR         056752108  $   397    1,600                      SOLE     1,600
Berkshire Hathaway Inc                  COMMON STOCK     084670108  $ 2,090       16                      SOLE        16
Boeing Co                               COMMON STOCK     097023105  $   530    9,250                      SOLE     9,250
Burlington Northern Santa Fe Corp       COMMON STOCK     12189T104  $ 1,371   14,832                      SOLE    14,832
Caterpillar Inc                         COMMON STOCK     149123101  $ 1,728   29,000                      SOLE    29,000
Chevron Corp                            COMMON STOCK     166764100  $ 3,307   40,100                      SOLE    40,100
CME Group Inc                           COMMON STOCK     12572Q105  $ 2,400    6,460                      SOLE     6,460
Coca-Cola Co/The                        COMMON STOCK     191216100  $   687   13,000                      SOLE    13,000
ConocoPhillips                          COMMON STOCK     20825C104  $   797   10,884                      SOLE    10,884
Cummins Inc                             COMMON STOCK     231021106  $ 1,421   32,500                      SOLE    32,500
CVS/Caremark Corp                       COMMON STOCK     126650100  $   219    6,500                      SOLE     6,500
Deere & Co                              COMMON STOCK     244199105  $ 2,027   40,945                      SOLE    40,945
DIAMONDS Trust Series I                      ETF         252787106  $ 3,543   32,700                      SOLE    32,700
Enerplus Resources Fund                     UNIT         29274D604  $ 1,237   33,250                      SOLE    33,250
Exxon Mobil Corp                        COMMON STOCK     30231G102  $ 4,368   56,250                      SOLE    56,250
First Solar Inc                         COMMON STOCK     336433107  $   850    4,498                      SOLE     4,498
Freeport-McMoRan Copper & Gold Inc      COMMON STOCK     35671D857  $   483    8,500                      SOLE     8,500
General Electric Co                     COMMON STOCK     369604103  $   666   26,100                      SOLE    26,100
Goldman Sachs Group Inc/The             COMMON STOCK     38141G104  $ 3,906   30,512                      SOLE    30,512
Google Inc                              COMMON STOCK     38259P508  $11,358   28,359                      SOLE    28,359
Hess Corp                               COMMON STOCK     42809H107  $   226    2,750                      SOLE     2,750
Intel Corp                              COMMON STOCK     458140100  $   253   13,500                      SOLE    13,500
International Business Machines Corp    COMMON STOCK     459200101  $ 1,368   11,700                      SOLE    11,700
iShares MSCI EAFE Index Fund                 ETF         464287465  $   282    5,000                      SOLE     5,000
Johnson & Johnson                       COMMON STOCK     478160104  $   641    9,250                      SOLE     9,250
Kellogg Co                              COMMON STOCK     487836108  $   281    5,000                      SOLE     5,000
Kraft Foods Inc                         COMMON STOCK     50075N104  $   462   14,113                      SOLE    14,113
Mastercard Inc                          COMMON STOCK     57636Q104  $ 2,520   14,212                      SOLE    14,212
McDonald's Corp                         COMMON STOCK     580135101  $ 1,787   28,967                      SOLE    28,967
Microsoft Corp                          COMMON STOCK     594918104  $   773   28,946                      SOLE    28,946
Neomedia Technologies Inc               COMMON STOCK     640505103  $     0   10,000                      SOLE    10,000
Oil Service HOLDRs Trust                     ETF         678002106  $ 1,198    8,185                      SOLE     8,185
Pfizer Inc                              COMMON STOCK     717081103  $   203   11,000                      SOLE    11,000
Philip Morris International Inc         COMMON STOCK     718172109  $ 2,521   52,405                      SOLE    52,405
Potash Corp of Saskatchewan             COMMON STOCK     73755L107  $ 1,188    9,000                      SOLE     9,000
Procter & Gamble Co                     COMMON STOCK     742718109  $ 1,105   15,850                      SOLE    15,850
ProShares UltraShort Financials              ETF         74347R628  $   313    3,100                      SOLE     3,100
QUALCOMM Inc                            COMMON STOCK     747525103  $   258    6,000                      SOLE     6,000
Raytheon Co                             COMMON STOCK     755111507  $   268    5,000                      SOLE     5,000
Research In Motion Ltd                  COMMON STOCK     760975102  $   966   14,145                      SOLE    14,145
Rydex S&P Equal Weight ETF                   ETF         78355W106  $   633   16,700                      SOLE    16,700
SAN Juan Basin Royalty TR               ROYALTY TRUST    798241105  $   285    7,500                      SOLE     7,500
Schlumberger Ltd                        COMMON STOCK     806857108  $ 2,397   30,700                      SOLE    30,700
SPDR Trust Series 1                          ETF         78462F103  $11,333   97,704                      SOLE    97,704
Terra Nitrogen Co LP                 LIMITED PARTNERSHIP 881005201  $   961    8,750                      SOLE     8,750
Texas Instruments Inc                   COMMON STOCK     882508104  $   404   18,800                      SOLE    18,800
Tiffany & Co                            COMMON STOCK     886547108  $   231    6,500                      SOLE     6,500
Unilever NV                                  ADR         904784709  $   794   28,200                      SOLE    28,200
United States Steel Corp                COMMON STOCK     912909108  $ 2,117   27,281                      SOLE    27,281
United Technologies Corp                COMMON STOCK     913017109  $ 1,832   30,500                      SOLE    30,500
UST Inc                                 COMMON STOCK     902911106  $   848   12,750                      SOLE    12,750
Wal-Mart Stores Inc                     COMMON STOCK     931142103  $   704   11,750                      SOLE    11,750
Walt Disney Co/The                      COMMON STOCK     254687106  $   230    7,500                      SOLE     7,500
Wells Fargo & Co                        COMMON STOCK     949746101  $   460   12,250                      SOLE    12,250
Windstream Corp                         COMMON STOCK     97381W104  $   427   39,000                      SOLE    39,000
Wynn Resorts Ltd                        COMMON STOCK     983134107  $   204    2,500                      SOLE     2,500